Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 565,000
Previously Paid Amount	0.00
Total Fee Amount	86.50
Total Offset Amount	0.00
Net Fee	86.50
Narrative - Max Aggregate Offering Price	$ 565,000
Final Prospectus	true